Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Chile ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 29.1%
Banco de Chile	557,673,368	$63,613,868
Banco de Credito e Inversiones SA	751,537	21,328,976
Banco Itau Chile SA, NVS	1,106,115	11,629,509
Banco Santander Chile	824,763,462	39,212,356
Grupo Security SA	26,451,434	7,142,064
		142,926,773
Beverages — 4.2%
Cia Cervecerias Unidas SA	1,986,890	11,494,405
Vina Concha y Toro SA	8,317,169	9,182,571
		20,676,976
Broadline Retail — 7.7%
Falabella SA(a)	10,994,941	37,665,335
Consumer Staples Distribution & Retail — 6.4%
Cencosud SA	10,869,554	22,878,456
SMU SA	52,947,388	8,533,115
		31,411,571
Electric Utilities — 6.2%
Enel Americas SA	151,635,471	13,922,037
Enel Chile SA	155,642,273	8,553,494
Engie Energia Chile SA(a)	8,833,281	7,962,241
		30,437,772
Financial Services — 1.1%
Inversiones La Construccion SA	702,995	5,340,756
Independent Power and Renewable Electricity Producers — 2.9%
Colbun SA	113,167,707	14,212,623
Metals & Mining — 1.3%
CAP SA(a)	1,177,567	6,371,108
Paper & Forest Products — 4.4%
Empresas CMPC SA	13,915,840	21,734,169
Passenger Airlines — 4.5%
Latam Airlines Group SA	1,580,880,641	21,942,925
Real Estate Management & Development — 5.2%
Parque Arauco SA	9,488,488	15,185,672
Plaza SA	6,228,324	10,568,425
		25,754,097
Specialty Retail — 4.5%
Empresas Copec SA	3,571,425	22,334,560
Security	Shares	Value
Water Utilities — 3.8%
Aguas Andinas SA, Class A	40,197,928	$12,174,312
Inversiones Aguas Metropolitanas SA	8,976,491	6,773,493
		18,947,805
Wireless Telecommunication Services — 1.6%
Empresa Nacional de Telecomunicaciones SA	2,642,032	7,974,241
Total Common Stocks — 82.9% (Cost: $369,061,983)		407,730,711
Preferred Stocks
Beverages — 3.3%
Embotelladora Andina SA, Class B, Preference Shares, NVS	5,570,788	16,345,477
Chemicals — 13.6%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,749,418	67,058,180
Total Preferred Stocks — 16.9% (Cost: $87,151,143)		83,403,657
Total Long-Term Investments — 99.8% (Cost: $456,213,126)		491,134,368
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(b)(c)	440,000	440,000
Total Short-Term Securities — 0.1% (Cost: $440,000)		440,000
Total Investments — 99.9% (Cost: $456,653,126)		491,574,368
Other Assets Less Liabilities — 0.1%		361,641
Net Assets — 100.0%		$491,936,009

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,090,000	$—	$(650,000)(a)	$—	$—	$440,000	440,000	$7,166	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Chile ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	11	12/20/24	$600	$(1,411)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$407,730,711	$—	$—	$407,730,711
Preferred Stocks	83,403,657	—	—	83,403,657
Short-Term Securities
Money Market Funds	440,000	—	—	440,000
	$491,574,368	$—	$—	$491,574,368
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,411)	$—	$—	$(1,411)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares